Description of Organization, Business Operations and Basis of Presentation (Details)															1 Months Ended		3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 11, 2024 USD ($)	Sep. 10, 2024 USD ($)	Aug. 13, 2024 USD ($)	Jul. 12, 2024 USD ($)	Jun. 13, 2024 USD ($)	May 23, 2024 USD ($)	May 20, 2024 USD ($)	May 14, 2024 USD ($)	Apr. 16, 2024 USD ($)	Apr. 09, 2024 USD ($)	Mar. 12, 2024 USD ($)	Feb. 09, 2024 USD ($)	Feb. 17, 2023 USD ($) $ / shares shares	Feb. 14, 2023 USD ($) shares	Apr. 17, 2024 USD ($)	Nov. 30, 2023 USD ($)	Feb. 14, 2024 USD ($) $ / shares shares	Nov. 14, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 13, 2023 USD ($)	Mar. 31, 2023 shares
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Combination or more businesses or entities																			1		1
Gross proceeds amount																				$ 59,670,000	$ 59,670,000
Issuance of shares (in Shares) | shares																								430,000
Aggregate purchase price amount																				4,300,000	$ 4,300,000
Private placement unit (in Shares) | shares																			1		1
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001	$ 0.0001
Number of share warrant (in Shares) | shares																			1
Number Of rights issued per unit shares (in Shares) | shares																			1
Fair market value of asset held in trust account																			80.00%		80.00%
Outstanding voting percentage																			50.00%		50.00%
Trust account																			$ 70,207,500		$ 70,207,500
Debt instrument redemption, description																			The Company will provide its holders of the outstanding shares of its Common Stock sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares (as described in Note 1) for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share plus any pro rata interest then in the Trust Account, net of taxes payable). The per share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).		The Company will provide its holders of the outstanding shares of its Common Stock sold in the Initial Public Offering (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares (as described in Note 1) for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.175 per Public Share plus any pro rata interest then in the Trust Account, net of taxes payable). The per share amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5).
Aggregate percentage																			15.00%		15.00%
Business combination to redeem, percentage																			100.00%		100.00%
Interest to pay dissolution expenses																			$ 100,000		$ 100,000
Redemption price per share (in Dollars per share) | $ / shares																	$ 10.49	$ 10.78
Aggregate redemption amount																	$ 35,995,728	$ 17,045,763
Trust account																	36,372,335	20,327,120
Redemptions of tax						$ 218,857									$ 100,000	$ 561,957	$ 561,957	$ 218,857	880,814
Deposited trust account																							$ 180,000
Cash deposited extension payment	$ 50,000	$ 50,000	$ 50,000	$ 50,000	$ 50,000			$ 50,000		$ 60,000	$ 60,000	$ 60,000								$ 70,207,500	$ 70,207,500
Common stock outstanding shares (in Shares) | shares																	3,432,046	1,581,733	2,155,000		2,155,000	1,725,000
Income taxes paid									$ 461,957
Withdrawn from trust account																			$ 225,674
Cash																			12,236		$ 15,419	$ 124,501
Working capital deficit																			3,901,465		2,015,645
Net tangible assets																					$ 5,000,001
Franchise [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Income taxes paid							$ 193,183
Franchise and Income Tax [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Income taxes paid																			$ 655,140
Common Stock Subject to Mandatory Redemption [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Common stock redemption (in Shares) | shares																			3,432,046
IPO [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Shares of public units (in Shares) | shares														6,000,000					6,000,000		6,000,000
Gross proceeds amount														$ 60,000,000
Price of per unit (in Dollars per share) | $ / shares																			$ 10		$ 10
Private placement unit (in Shares) | shares																			1		1
Common stock, par value (in Dollars per share) | $ / shares																			$ 0.0001		$ 0.0001
Number of share warrant (in Shares) | shares																			1		1
Number Of rights issued per unit shares (in Shares) | shares																					1
Issued units (in Shares) | shares														6,000,000					6,900,000		6,900,000
Over-Allotment Option [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Shares of public units (in Shares) | shares													900,000
Issuance of shares (in Shares) | shares													900,000
Price of per unit (in Dollars per share) | $ / shares													$ 10
Common unit, issuance value													$ 9,000,000
Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation [Line Items]
Issuance of shares (in Shares) | shares													430,000						430,000		430,000
Price of per unit (in Dollars per share) | $ / shares													$ 10
Aggregate purchase price amount													$ 4,300,000
Private placement unit (in Shares) | shares													1
Common stock, par value (in Dollars per share) | $ / shares													$ 0.0001						$ 9.5		$ 9.5
Number of share warrant (in Shares) | shares													1
Number Of rights issued per unit shares (in Shares) | shares													1